Investment Strategy	Apr. 16, 2026
YieldMax(R) U.S. Stocks Target Double Distribution ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the second sentence under the heading “Principal Investment Strategies” is amended and restated to read as follows:

The Fund’s strategy involves: (1) investing in shares of Schwab U.S. Dividend Equity ETF (“SCHD”), an exchange-traded fund that seeks to track the performance of the Dow Jones U.S. Dividend 100 Index; (2) investing directly in select underlying securities held by SCHD (or highly correlated securities) and (2) generating options premiums through an options portfolio by selling (writing) options on (i) select underlying securities held by SCHD (or highly correlated securities), and (ii) SCHD itself.

Additionally, effective immediately, the second paragraph under the heading “Principal Investment Strategies -Equity Strategy” is amended and restated to read as follows:

The Fund utilizes SCHD as a core holding to gain diversified exposure to high-quality U.S. companies with a focus on dividend sustainability and growth. In addition to investing directly in shares of SCHD, the Fund may invest in select underlying securities held by SCHD, or securities that are highly correlated with such underlying securities. While the Fund does not directly track the Index, the Fund’s equity exposure is influenced by the Index’s underlying methodology and characteristics through its investments in SCHD and/or such underlying or correlated securities.